Schedule of Investments (unaudited) April 30, 2021	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communication Services — 9.3%
Activision Blizzard Inc.	3,025	$275,850
Alphabet Inc., Class A(a)	246	578,961
Alphabet Inc., Class C, NVS(a)	258	621,811
Altice USA Inc., Class A(a)	1,033	37,508
AT&T Inc.	46,366	1,456,356
Cable One Inc.	17	30,430
Charter Communications Inc., Class A(a)	217	146,139
Comcast Corp., Class A	6,593	370,197
Discovery Inc., Class A(a)	1,558	58,674
Discovery Inc., Class C, NVS(a)	3,376	109,079
DISH Network Corp., Class A(a)	1,970	88,236
Electronic Arts Inc.	1,592	226,191
Facebook Inc., Class A(a)	1,992	647,559
Fox Corp., Class A, NVS	2,112	79,031
Fox Corp., Class B	1,345	48,931
IAC/InterActiveCorp.(a)	311	78,829
Interpublic Group of Companies Inc. (The)	2,967	94,202
Liberty Broadband Corp., Class A(a)	17	2,680
Liberty Broadband Corp., Class C, NVS(a)	628	102,188
Liberty Global PLC, Class A(a)	734	19,745
Liberty Global PLC, Class C, NVS(a)	1,996	54,012
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	836	39,242
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	757	34,209
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	1,096	49,572
Live Nation Entertainment Inc.(a)	519	42,496
Lumen Technologies Inc.	10,330	132,534
Match Group Inc.(a)	427	66,454
Netflix Inc.(a)	333	170,986
News Corp., Class A, NVS	3,772	98,808
Omnicom Group Inc.	1,161	95,504
Pinterest Inc., Class A(a)	1,394	92,520
Roku Inc.(a)	192	65,850
Sirius XM Holdings Inc.(b)	7,309	44,585
Snap Inc., Class A, NVS(a)	1,683	104,043
T-Mobile U.S. Inc.(a)	2,273	300,331
Take-Two Interactive Software Inc.(a)	953	167,137
Twitter Inc.(a)	705	38,930
Verizon Communications Inc.	7,828	452,380
ViacomCBS Inc., Class B, NVS	4,998	205,018
Walt Disney Co. (The)(a)	2,638	490,721
Zillow Group Inc., Class A(a)	161	21,469
Zillow Group Inc., Class C, NVS(a)	383	49,836

		7,889,234

Consumer Discretionary — 11.6%
Advance Auto Parts Inc.	234	46,838
Airbnb Inc., Class A(a)(b)	175	30,224
Amazon.com Inc.(a)	117	405,688
Aptiv PLC(a)	308	44,318
Aramark	1,016	39,492
Autoliv Inc.(a)	413	41,573
AutoZone Inc.(a)	86	125,914
Best Buy Co. Inc.	2,403	279,397
Booking Holdings Inc.(a)	242	596,791
BorgWarner Inc.	2,304	111,928
Burlington Stores Inc.(a)	149	48,623
CarMax Inc.(a)	371	49,432
Carnival Corp.(a)	1,966	54,969
Carvana Co.(a)	213	60,760

Security	Shares	Value

Consumer Discretionary (continued)
Chewy Inc., Class A(a)(b)	563	$44,882
Chipotle Mexican Grill Inc.(a)	24	35,809
Darden Restaurants Inc.	326	47,831
Dollar General Corp.	774	166,217
Dollar Tree Inc.(a)	761	87,439
Domino’s Pizza Inc.	165	69,686
DR Horton Inc.	3,146	309,220
DraftKings Inc., Class A(a)(b)	740	41,928
eBay Inc.	870	48,537
Etsy Inc.(a)	382	75,938
Expedia Group Inc.	282	49,697
Ford Motor Co.(a)	33,347	384,824
Garmin Ltd.	1,218	167,158
General Motors Co.	12,670	724,978
Genuine Parts Co.	346	43,240
Hasbro Inc.	369	36,697
Hilton Worldwide Holdings Inc.(a)	328	42,214
Home Depot Inc. (The)	544	176,077
Las Vegas Sands Corp.	562	34,428
Lear Corp.	681	125,195
Lennar Corp., Class A	2,180	225,848
LKQ Corp.(a)	1,790	83,611
Lowe’s Companies Inc.	784	153,860
Lululemon Athletica Inc.(a)	698	234,019
Marriott International Inc./MD, Class A(a)	270	40,100
McDonald’s Corp.	1,103	260,396
MercadoLibre Inc.(a)	79	124,108
MGM Resorts International	1,290	52,529
Mohawk Industries Inc.(a)	668	137,274
Newell Brands Inc.	3,729	100,534
Nike Inc., Class B	5,752	762,830
NVR Inc.(a)	23	115,416
O’Reilly Automotive Inc.(a)	173	95,648
Peloton Interactive Inc., Class A(a)	631	62,059
Pool Corp.	353	149,150
PulteGroup Inc.	3,326	196,633
Ross Stores Inc.	1,379	180,566
Royal Caribbean Cruises Ltd.	471	40,954
Starbucks Corp.	1,328	152,043
Target Corp.	4,436	919,405
Tesla Inc.(a)	748	530,661
TJX Companies Inc. (The)	638	45,298
Tractor Supply Co.	778	146,731
Ulta Beauty Inc.(a)	127	41,828
Vail Resorts Inc.	133	43,246
VF Corp.	391	34,275
Wayfair Inc., Class A(a)(b)	209	61,774
Whirlpool Corp.	543	128,392
Wynn Resorts Ltd.(a)	363	46,609
Yum! Brands Inc.	285	34,063

		9,847,802

Consumer Staples — 6.2%
Altria Group Inc.	6,635	316,821
Archer-Daniels-Midland Co.	668	42,171
Brown-Forman Corp., Class B, NVS	1,538	117,319
Bunge Ltd.	591	49,892
Campbell Soup Co.	1,252	59,783
Church & Dwight Co. Inc.	1,038	88,998
Clorox Co. (The)	616	112,420
Coca-Cola Co. (The)	12,650	682,847

1

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Staples (continued)
Colgate-Palmolive Co.	1,050	$84,735
Conagra Brands Inc.	2,310	85,678
Constellation Brands Inc., Class A	169	40,614
Costco Wholesale Corp.	382	142,138
Estee Lauder Companies Inc. (The), Class A	125	39,225
General Mills Inc.	1,022	62,199
Hershey Co. (The)	1,787	293,604
Hormel Foods Corp.	3,253	150,289
JM Smucker Co. (The)	1,119	146,578
Kellogg Co.	1,531	95,565
Keurig Dr Pepper Inc.	1,100	39,435
Kimberly-Clark Corp.	2,559	341,166
Kraft Heinz Co. (The)	5,320	219,663
Kroger Co. (The)	9,459	345,632
Lamb Weston Holdings Inc.	467	37,594
McCormick & Co. Inc./MD, NVS	1,135	102,559
Molson Coors Beverage Co., Class B	2,381	130,836
Mondelez International Inc., Class A	1,814	110,309
Monster Beverage Corp.(a)	1,837	178,281
PepsiCo Inc.	1,627	234,548
Philip Morris International Inc.	594	56,430
Procter & Gamble Co. (The)	1,518	202,532
Sysco Corp.	445	37,705
Tyson Foods Inc., Class A	2,130	164,968
Walmart Inc.	1,241	173,628
Walgreens Boots Alliance Inc.	5,924	314,564

		5,300,726

Energy — 2.1%
Baker Hughes Co.	9,686	194,495
Cabot Oil & Gas Corp.	2,592	43,209
Cheniere Energy Inc.(a)	1,710	132,559
Chevron Corp.	382	39,373
ConocoPhillips	1,671	85,455
Devon Energy Corp.	2,413	56,416
EOG Resources Inc.	1,901	139,989
Exxon Mobil Corp.	7,474	427,812
Halliburton Co.	2,245	43,912
Hess Corp.	700	52,157
Kinder Morgan Inc.	6,282	107,108
Marathon Petroleum Corp.	854	47,525
Occidental Petroleum Corp.	2,550	64,668
ONEOK Inc.	1,074	56,213
Phillips 66	542	43,853
Pioneer Natural Resources Co.	342	52,610
Schlumberger Ltd.	1,654	44,741
Valero Energy Corp.	1,325	97,997
Williams Companies Inc. (The)	1,647	40,121

		1,770,213

Financials — 10.0%
Aflac Inc.	3,650	196,115
AGNC Investment Corp.	3,530	63,293
Alleghany Corp.(a)	59	40,059
Allstate Corp. (The)	1,015	128,702
Ally Financial Inc.	2,111	108,611
American Express Co.	271	41,558
American Financial Group Inc./OH	379	46,564
American International Group Inc.	3,127	151,503
Ameriprise Financial Inc.	777	200,777
Annaly Capital Management Inc.	7,196	65,340

Security	Shares	Value

Financials (continued)
Aon PLC, Class A	1,746	$439,014
Apollo Global Management Inc.	748	41,417
Arch Capital Group Ltd.(a)	1,014	40,266
Arthur J Gallagher & Co.	1,097	159,010
Assurant Inc.	264	41,078
Athene Holding Ltd., Class A(a)	1,232	73,513
Bank of America Corp.	1,109	44,948
Bank of New York Mellon Corp. (The)	1,638	81,703
Berkshire Hathaway Inc., Class B(a)	505	138,850
Blackstone Group Inc. (The)	550	48,670
Brown & Brown Inc.	2,263	120,346
Capital One Financial Corp.	1,446	215,570
Carlyle Group Inc. (The)	1,180	50,339
Cboe Global Markets Inc.	814	84,957
Charles Schwab Corp. (The)	642	45,197
Cincinnati Financial Corp.	416	46,875
Citigroup Inc.	6,451	459,569
Citizens Financial Group Inc.	2,134	98,762
CME Group Inc.	679	137,151
Discover Financial Services	459	52,326
Equitable Holdings Inc.	2,711	92,798
Erie Indemnity Co., Class A, NVS	356	76,191
Everest Re Group Ltd.	495	137,090
FactSet Research Systems Inc.	313	105,237
Fidelity National Financial Inc.	1,961	89,461
Fifth Third Bancorp	2,298	93,161
First Republic Bank/CA	257	47,093
Franklin Resources Inc.	1,891	56,730
Globe Life Inc.	793	81,275
Goldman Sachs Group Inc. (The)	783	272,836
Hartford Financial Services Group Inc. (The)	1,113	73,413
Huntington Bancshares Inc./OH	3,062	46,910
Intercontinental Exchange Inc.	1,150	135,367
Invesco Ltd.	3,233	87,291
JPMorgan Chase & Co.	259	39,837
KeyCorp.	2,143	46,632
KKR & Co. Inc.	904	51,148
Lincoln National Corp.	1,421	91,129
Loews Corp.	1,323	73,757
M&T Bank Corp.	297	46,834
Markel Corp.(a)	86	101,172
MarketAxess Holdings Inc.	329	160,703
Marsh & McLennan Companies Inc.	1,199	162,704
MetLife Inc.	2,642	168,110
Moody’s Corp.	118	38,552
Morgan Stanley	2,736	225,857
MSCI Inc.	129	62,664
Nasdaq Inc.	274	44,262
Northern Trust Corp.	351	39,944
PNC Financial Services Group Inc. (The)	247	46,177
Principal Financial Group Inc.	1,178	75,239
Progressive Corp. (The)	3,833	386,136
Prudential Financial Inc.	1,534	153,952
Raymond James Financial Inc.	373	48,781
Regions Financial Corp.	3,969	86,524
Reinsurance Group of America Inc.	403	52,604
RenaissanceRe Holdings Ltd.	596	100,611
S&P Global Inc.	95	37,087
SEI Investments Co.	1,280	78,643
State Street Corp.	471	39,540

2

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Financials (continued)
SVB Financial Group(a)	299	$170,977
Synchrony Financial	1,076	47,064
T Rowe Price Group Inc.	1,461	261,811
Tradeweb Markets Inc., Class A	582	47,305
Travelers Companies Inc. (The)	796	123,109
Truist Financial Corp.	701	41,576
U.S. Bancorp	731	43,385
Voya Financial Inc.	855	57,986
W R Berkley Corp.	488	38,903
Wells Fargo & Co.	5,781	260,434
Willis Towers Watson PLC	318	82,318

		8,490,403

Health Care — 13.6%
10X Genomics Inc., Class A(a)	342	67,648
Abbott Laboratories	646	77,572
AbbVie Inc.	6,953	775,259
ABIOMED Inc.(a)	135	43,299
Agilent Technologies Inc.	874	116,801
Alexion Pharmaceuticals Inc.(a)	635	107,112
Align Technology Inc.(a)	138	82,183
Alnylam Pharmaceuticals Inc.(a)	282	39,660
AmerisourceBergen Corp.	598	72,238
Amgen Inc.	1,135	271,991
Anthem Inc.	651	246,983
Avantor Inc.(a)	1,680	53,827
Baxter International Inc.	1,418	121,508
Becton Dickinson and Co.	305	75,887
Biogen Inc.(a)	841	224,825
BioMarin Pharmaceutical Inc.(a)	817	63,661
Bio-Rad Laboratories Inc., Class A(a)	160	100,821
Boston Scientific Corp.(a)	930	40,548
Bristol-Myers Squibb Co.	4,793	299,179
Cardinal Health Inc.	1,214	73,253
Catalent Inc.(a)	450	50,612
Centene Corp.(a)	1,573	97,117
Cerner Corp.	563	42,253
Cigna Corp.	1,067	265,694
Cooper Companies Inc. (The)	225	92,450
CVS Health Corp.	4,155	317,442
Danaher Corp.	1,561	396,400
DaVita Inc.(a)	477	55,585
DENTSPLY SIRONA Inc.	883	59,611
DexCom Inc.(a)	102	39,382
Edwards Lifesciences Corp.(a)	1,149	109,752
Elanco Animal Health Inc.(a)	1,170	37,101
Eli Lilly & Co.	1,314	240,160
Exact Sciences Corp.(a)	312	41,128
Gilead Sciences Inc.	6,419	407,414
HCA Healthcare Inc.	207	41,619
Henry Schein Inc.(a)	782	56,695
Hologic Inc.(a)	675	44,246
Horizon Therapeutics PLC(a)	809	76,548
Humana Inc.	206	91,719
IDEXX Laboratories Inc.(a)	149	81,800
Illumina Inc.(a)	254	99,781
Incyte Corp.(a)	1,131	96,565
Insulet Corp.(a)(b)	128	37,788
Intuitive Surgical Inc.(a)	152	131,480
Ionis Pharmaceuticals Inc.(a)	1,128	48,301
IQVIA Holdings Inc.(a)	199	46,703

Security	Shares	Value

Health Care (continued)
Jazz Pharmaceuticals PLC(a)	354	$58,198
Johnson & Johnson	4,582	745,629
Laboratory Corp. of America Holdings(a)	172	45,730
Masimo Corp.(a)(b)	326	75,850
McKesson Corp.	560	105,034
Medtronic PLC	1,727	226,099
Merck & Co. Inc.	6,116	455,642
Mettler-Toledo International Inc.(a)	77	101,126
Moderna Inc.(a)	827	147,884
Molina Healthcare Inc.(a)	148	37,755
Neurocrine Biosciences Inc.(a)	598	56,505
Novocure Ltd.(a)	351	71,639
PerkinElmer Inc.	376	48,741
Pfizer Inc.	18,517	715,682
PPD Inc.(a)	1,165	53,823
Quest Diagnostics Inc.	354	46,686
Regeneron Pharmaceuticals Inc.(a)	624	300,331
ResMed Inc.	392	73,684
Royalty Pharma PLC, Class A	835	36,740
Sarepta Therapeutics Inc.(a)	269	19,056
Seagen Inc.(a)	429	61,673
STERIS PLC	177	37,351
Stryker Corp.	523	137,355
Teladoc Health Inc.(a)	345	59,461
Teleflex Inc.	90	38,023
Thermo Fisher Scientific Inc.	500	235,115
UnitedHealth Group Inc.	1,399	557,921
Universal Health Services Inc., Class B	413	61,293
Veeva Systems Inc., Class A(a)	443	125,125
Vertex Pharmaceuticals Inc.(a)	1,119	244,166
Viatris Inc.(a)	6,650	88,445
Waters Corp.(a)	148	44,381
West Pharmaceutical Services Inc.	284	93,300
Zimmer Biomet Holdings Inc.	271	48,010
Zoetis Inc.	1,298	224,593

		11,537,647

Industrials — 9.7%
3M Co.	1,727	340,461
A O Smith Corp.	960	65,040
Allegion PLC	545	73,237
AMERCO	170	101,427
AMETEK Inc.	278	37,511
Boeing Co. (The)(a)	163	38,192
Booz Allen Hamilton Holding Corp.	888	73,660
Carrier Global Corp.	5,020	218,772
Caterpillar Inc.	193	44,025
CH Robinson Worldwide Inc.	1,876	182,122
Cintas Corp.	95	32,788
Copart Inc.(a)	915	113,927
CoStar Group Inc.(a)	64	54,683
CSX Corp.	357	35,968
Cummins Inc.	1,090	274,724
Deere & Co.	358	132,764
Delta Air Lines Inc.(a)	940	44,105
Dover Corp.	267	39,834
Eaton Corp. PLC	1,231	175,947
Emerson Electric Co.	430	38,911
Equifax Inc.	193	44,241
Expeditors International of Washington Inc.	995	109,311
Fastenal Co.	2,547	133,157

3

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Industrials (continued)
FedEx Corp.	1,170	$339,663
Fortive Corp.	502	35,552
Fortune Brands Home & Security Inc.	509	53,435
Generac Holdings Inc.(a)	266	86,171
General Dynamics Corp.	482	91,691
General Electric Co.	11,622	152,481
HEICO Corp.	110	15,488
HEICO Corp., Class A	182	22,983
Honeywell International Inc.	2,264	504,963
Howmet Aerospace Inc.(a)	1,541	49,250
Huntington Ingalls Industries Inc.	378	80,257
IDEX Corp.	177	39,683
IHS Markit Ltd.	563	60,567
Illinois Tool Works Inc.	1,238	285,309
Ingersoll Rand Inc.(a)	755	37,305
Jacobs Engineering Group Inc.	322	43,022
JB Hunt Transport Services Inc.	266	45,409
Johnson Controls International PLC	2,682	167,196
Kansas City Southern	187	54,643
Knight-Swift Transportation Holdings Inc.	1,417	66,769
L3Harris Technologies Inc.	805	168,430
Leidos Holdings Inc.	545	55,198
Lennox International Inc.	118	39,570
Lockheed Martin Corp.	336	127,868
Masco Corp.	609	38,903
Nordson Corp.	173	36,574
Norfolk Southern Corp.	133	37,139
Northrop Grumman Corp.	296	104,914
Old Dominion Freight Line Inc.	478	123,233
Otis Worldwide Corp.	614	47,812
Owens Corning	943	91,292
PACCAR Inc.	1,347	121,068
Parker-Hannifin Corp.	130	40,795
Pentair PLC	702	45,286
Plug Power Inc.(a)(b)	673	19,187
Raytheon Technologies Corp.	2,752	229,076
Republic Services Inc.	2,250	239,175
Robert Half International Inc.	895	78,411
Rockwell Automation Inc.	208	54,966
Rollins Inc.	2,281	85,036
Roper Technologies Inc.	78	34,822
Sensata Technologies Holding PLC(a)	838	48,386
Snap-on Inc.	285	67,716
Southwest Airlines Co.	1,215	76,278
Stanley Black & Decker Inc.	191	39,493
Sunrun Inc.(a)	805	39,445
Teledyne Technologies Inc.(a)	94	42,088
Textron Inc.	1,425	91,542
Trane Technologies PLC	430	74,747
TransDigm Group Inc.(a)	58	35,597
TransUnion	346	36,188
Uber Technologies Inc.(a)	667	36,532
Union Pacific Corp.	152	33,758
United Parcel Service Inc., Class B	897	182,862
United Rentals Inc.(a)	524	167,654
Verisk Analytics Inc.	436	82,055
Waste Connections Inc.	1,907	227,143
Waste Management Inc.	1,985	273,870
Westinghouse Air Brake Technologies Corp.	1,009	82,809
WW Grainger Inc.	211	91,477

Security	Shares	Value

Industrials (continued)
XPO Logistics Inc.(a)	333	$46,327
Xylem Inc./NY	368	40,719

		8,272,085

Information Technology — 26.1%
Accenture PLC, Class A	1,895	549,493
Adobe Inc.(a)	1,554	789,960
Advanced Micro Devices Inc.(a)	1,322	107,902
Akamai Technologies Inc.(a)	1,144	124,353
Amphenol Corp., Class A	2,088	140,606
Analog Devices Inc.	260	39,822
ANSYS Inc.(a)	154	56,312
Apple Inc.	9,182	1,207,066
Applied Materials Inc.	4,425	587,242
Arista Networks Inc.(a)	255	80,368
Arrow Electronics Inc.(a)	894	101,979
Autodesk Inc.(a)	598	174,562
Automatic Data Processing Inc.	1,456	272,257
Avalara Inc.(a)	311	44,072
Black Knight Inc.(a)	1,843	133,470
Broadcom Inc.	174	79,379
Broadridge Financial Solutions Inc.	596	94,543
Cadence Design Systems Inc.(a)	917	120,833
CDW Corp./DE	242	43,156
Ceridian HCM Holding Inc.(a)	465	43,933
Cisco Systems Inc.	16,684	849,382
Citrix Systems Inc.	1,283	158,900
Cloudflare Inc., Class A(a)	781	66,182
Cognex Corp.	514	44,266
Cognizant Technology Solutions Corp., Class A	2,576	207,110
Corning Inc.	3,989	176,354
Coupa Software Inc.(a)	164	44,123
Crowdstrike Holdings Inc., Class A(a)	449	93,621
Datadog Inc., Class A(a)	635	54,464
Dell Technologies Inc., Class C(a)	1,431	140,710
DocuSign Inc.(a)	439	97,871
Dropbox Inc., Class A(a)(b)	1,928	49,550
Dynatrace Inc.(a)	1,076	55,995
Enphase Energy Inc.(a)	457	63,637
EPAM Systems Inc.(a)	153	70,036
F5 Networks Inc.(a)	386	72,089
Fair Isaac Corp.(a)	112	58,398
Fidelity National Information Services Inc.	2,175	332,557
Fiserv Inc.(a)	1,321	158,679
FleetCor Technologies Inc.(a)	244	70,204
Fortinet Inc.(a)	538	109,876
Gartner Inc.(a)	216	42,310
Global Payments Inc.	172	36,916
GoDaddy Inc., Class A(a)	457	39,677
Guidewire Software Inc.(a)	312	32,919
Hewlett Packard Enterprise Co.	13,576	217,487
HP Inc.	9,986	340,622
HubSpot Inc.(a)	135	71,071
Intel Corp.	30,594	1,760,073
International Business Machines Corp.	4,637	657,898
Intuit Inc.	565	232,870
IPG Photonics Corp.(a)	185	40,165
Jack Henry & Associates Inc.	982	159,899
Juniper Networks Inc.	3,898	98,970
Keysight Technologies Inc.(a)	1,193	172,210
KLA Corp.	384	121,094

4

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Information Technology (continued)
Lam Research Corp.	781	$484,571
Marvell Technology Inc.	1,240	56,060
Mastercard Inc., Class A	2,129	813,406
Maxim Integrated Products Inc.	835	78,490
Microchip Technology Inc.	260	39,075
Micron Technology Inc.(a)	9,469	814,997
Microsoft Corp.	6,092	1,536,281
MongoDB Inc.(a)	183	54,435
Monolithic Power Systems Inc.	161	58,182
Motorola Solutions Inc.	916	172,483
NetApp Inc.	1,196	89,329
NortonLifeLock Inc.	2,702	58,390
NVIDIA Corp.	646	387,845
NXP Semiconductors NV	993	191,162
Okta Inc.(a)	241	64,998
ON Semiconductor Corp.(a)	2,806	109,434
Oracle Corp.	2,747	208,195
Palo Alto Networks Inc.(a)	199	70,325
Paychex Inc.	2,666	259,908
Paycom Software Inc.(a)	194	74,576
PayPal Holdings Inc.(a)	1,331	349,108
PTC Inc.(a)	357	46,746
Qorvo Inc.(a)	794	149,407
QUALCOMM Inc.	1,129	156,705
RingCentral Inc., Class A(a)	118	37,636
salesforce.com Inc.(a)	840	193,469
Seagate Technology PLC	1,756	163,027
ServiceNow Inc.(a)	261	132,163
Skyworks Solutions Inc.	990	179,517
Slack Technologies Inc., Class A(a)	1,224	51,898
Snowflake Inc., Class A(a)	130	30,107
SolarEdge Technologies Inc.(a)	217	57,188
Splunk Inc.(a)	281	35,524
Square Inc., Class A(a)(b)	604	147,871
SS&C Technologies Holdings Inc.	878	65,165
Synopsys Inc.(a)	288	71,153
TE Connectivity Ltd.	1,173	157,733
Teradyne Inc.	675	84,429
Texas Instruments Inc.	2,245	405,245
Trade Desk Inc. (The), Class A(a)	80	58,345
Trimble Inc.(a)	596	48,872
Twilio Inc., Class A(a)	286	105,191
Tyler Technologies Inc.(a)	457	194,161
VeriSign Inc.(a)	415	90,790
Visa Inc., Class A	3,687	861,136
VMware Inc., Class A(a)(b)	231	37,152
Western Digital Corp.	2,750	194,232
Western Union Co. (The)	5,698	146,780
Workday Inc., Class A(a)	150	37,050
Xilinx Inc.	589	75,368
Zebra Technologies Corp., Class A(a)	101	49,262
Zendesk Inc.(a)	362	52,906
Zoom Video Communications Inc., Class A(a)	716	228,812
Zscaler Inc.(a)	363	68,113

		22,173,896

Materials — 3.5%
Air Products & Chemicals Inc.	718	207,129
Albemarle Corp.	362	60,878
Amcor PLC	5,563	65,365
Avery Dennison Corp.	402	86,096

Security	Shares	Value

Materials (continued)
Axalta Coating Systems Ltd.(a)	1,127	$35,940
Ball Corp.	743	69,574
Celanese Corp.	243	38,066
CF Industries Holdings Inc.	1,119	54,417
Corteva Inc.	2,677	130,530
Crown Holdings Inc.	350	38,430
Dow Inc.	605	37,812
DuPont de Nemours Inc.	423	32,617
Eastman Chemical Co.	735	84,812
Ecolab Inc.	1,141	255,721
FMC Corp.	311	36,773
Freeport-McMoRan Inc.	3,123	117,768
International Flavors & Fragrances Inc.	416	59,143
International Paper Co.	1,651	95,758
Linde PLC	171	48,879
LyondellBasell Industries NV, Class A	1,661	172,312
Martin Marietta Materials Inc.	131	46,259
Mosaic Co. (The)	3,237	113,878
Newmont Corp.	4,383	273,543
Nucor Corp.	1,536	126,351
Packaging Corp. of America	449	66,295
PPG Industries Inc.	608	104,114
RPM International Inc.	386	36,608
Sealed Air Corp.	798	39,421
Sherwin-Williams Co. (The)	577	158,023
Steel Dynamics Inc.	1,780	96,512
Vulcan Materials Co.	253	45,095
Westrock Co.	2,136	119,082

		2,953,201

Real Estate — 3.7%
Alexandria Real Estate Equities Inc.	214	38,755
American Tower Corp.	586	149,295
AvalonBay Communities Inc.	481	92,352
Boston Properties Inc.	336	36,742
Camden Property Trust	345	41,566
CBRE Group Inc., Class A(a)	3,314	282,353
Crown Castle International Corp.	713	134,800
Digital Realty Trust Inc.	237	36,571
Duke Realty Corp.	1,693	78,758
Equinix Inc.	58	41,804
Equity LifeStyle Properties Inc.	536	37,198
Equity Residential	1,547	114,834
Essex Property Trust Inc.	130	37,768
Extra Space Storage Inc.	703	104,529
Healthpeak Properties Inc.	1,221	41,929
Host Hotels & Resorts Inc.	10,391	188,701
Invitation Homes Inc.	1,238	43,404
Iron Mountain Inc.	2,062	82,727
Medical Properties Trust Inc.	1,847	40,726
Mid-America Apartment Communities Inc.	293	46,098
Omega Healthcare Investors Inc.	1,083	41,154
Prologis Inc.	1,873	218,261
Public Storage	1,629	458,010
Realty Income Corp.	1,237	85,538
Regency Centers Corp.	721	45,899
SBA Communications Corp.	163	48,854
Simon Property Group Inc.	1,366	166,297
Sun Communities Inc.	235	39,205
UDR Inc.	849	39,436
Ventas Inc.	719	39,876

5

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate (continued)
VEREIT Inc.	995	$47,601
VICI Properties Inc.	1,287	40,798
Vornado Realty Trust	892	40,809
Welltower Inc.	536	40,216
Weyerhaeuser Co.	1,219	47,261
WP Carey Inc.	473	35,423

		3,105,548

Utilities — 4.0%
AES Corp. (The)	1,591	44,262
Alliant Energy Corp.	941	52,856
Ameren Corp.	421	35,718
American Electric Power Co. Inc.	1,118	99,178
American Water Works Co. Inc.	303	47,265
Atmos Energy Corp.	3,683	381,522
CenterPoint Energy Inc.	1,455	35,633
CMS Energy Corp.	1,075	69,219
Consolidated Edison Inc.	2,149	166,354
Dominion Energy Inc.	1,118	89,328
DTE Energy Co.	256	35,845
Duke Energy Corp.	1,866	187,887
Edison International	538	31,984
Entergy Corp.	308	33,661
Essential Utilities Inc.	807	38,034
Evergy Inc.	1,299	83,097
Eversource Energy	762	65,700
Exelon Corp.	4,970	223,352
FirstEnergy Corp.	1,218	46,186
NextEra Energy Inc.	4,459	345,617
NiSource Inc.	1,433	37,287
NRG Energy Inc.	1,828	65,479
OGE Energy Corp.	6,571	220,523
PG&E Corp.(a)	7,415	83,938
Pinnacle West Capital Corp.	415	35,130
PPL Corp.	3,341	97,323

Security	Shares	Value

Utilities (continued)
Public Service Enterprise Group Inc.	628	$39,664
Sempra Energy	275	37,832
Southern Co. (The)	2,905	192,224
UGI Corp.	1,503	65,696
Vistra Corp.	4,387	74,009
WEC Energy Group Inc.	1,348	130,985
Xcel Energy Inc.	2,621	186,877

		3,379,665

Total Common Stocks — 99.8% (Cost: $65,300,371)		84,720,420

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	474,594	474,832
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	262,000	262,000

		736,832

Total Short-Term Investments — 0.9% (Cost: $736,628)		736,832

Total Investments In Securities — 100.7% (Cost: $66,036,999)		85,457,252

Other Assets, Less Liabilities — (0.7)%		(608,199)

Net Assets — 100.0%		$84,849,053

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$677,741	$—		$(202,555	)(a)	$(124)	$(230)	$474,832	474,594	$1,601	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	132,000	130,000	(a)	—		—	—	262,000	262,000	61		—

						$(124)	$(230)	$736,832		$1,662		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

6

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock U.S. Equity Factor Rotation ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$84,720,420	$—	$—	$84,720,420
Money Market Funds	736,832	—	—	736,832

	$85,457,252	$—	$—	$85,457,252

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

7